Share-Based Compensation - Narrative (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2016 company	Jul. 15, 2015	Jul. 13, 2015 USD ($) shares	Jun. 02, 2015 USD ($) $ / shares shares	Apr. 08, 2015 $ / shares	Apr. 07, 2015 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (usd per share) | $ / shares					$ 0.01		$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Equity based compensation | $											$ 2,345,000	$ 0	$ 0
Lock-out period of transferability or liquidity (years)				1 year
Non-controlling interest | $							$ 14,770,000		$ 14,770,000		$ 14,726,000	$ 0
Incentive Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of outstanding stock					10.00%
Unvested restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)									0
RSUs granted (in dollars per share) | $ / shares									$ 0.00
Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)							500,000.0		500,000.0		500,000.0
Shares issued in the period (shares)									0		0
Director Stock Plan | Unvested restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years		5 years
Incentive Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer payable, cash percentage				50.00%
Annual retainer payable, restricted stock units percentage				50.00%
Incentive Restricted Share Plan | Unvested restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)						7,500,000.0
Automatic grant (shares)						3,000
Award vesting period					5 years	5 years
Periodic vesting percentage						20.00%
RSUs granted (shares)											3,000
RSUs granted (in dollars per share) | $ / shares											$ 9.00
Maximum percentage of outstanding stock						5.00%
Equity based compensation | $								$ 100,000		$ 100,000
Incentive Restricted Share Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Restricted Share Plan | Unvested restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)												9,000	9,000
RSUs granted (in dollars per share) | $ / shares												$ 9.00	$ 9.00
Equity based compensation | $							$ 100,000		$ 200,000		$ 200,000	$ 100,000	$ 24,000
Unrecognized compensation cost | $							1,200,000		$ 1,200,000		$ 1,400,000
Period for recognition									3 years 9 months 7 days		4 years 2 months 27 days
Multi-Year Outperformance Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									30 days		30 days
Equity based compensation | $							$ (18,000)	$ 500,000	$ 900,000	$ 500,000	$ 2,200,000	0
Shares issued in the period (shares)				9,041,801
Percent of market capitalization				5.00%
Percent of distributions							10.00%		10.00%		10.00%
Non-controlling interest | $											$ 400,000
Number of peer group companies merged (company) | company	2
Multi-Year Outperformance Plan | Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Multi-Year Outperformance Plan | Interim Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years
Independent Directors | Incentive Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer payable | $			$ 100,000	$ 100,000
Annual retainer payable, cash percentage			50.00%
Independent Directors | Incentive Restricted Share Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Annual retainer payable, restricted stock units percentage			50.00%
RSUs granted (shares)			7,352
Non-Executive Chair | Incentive Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer payable | $			$ 100,000	105,000
Non-Executive Chair | Incentive Restricted Share Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Annual retainer payable, restricted stock units percentage			50.00%
RSUs granted (shares)			5,882
Directors, Serving on Committees | Incentive Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer payable | $				$ 30,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation | $												$ 10,000
Stock issued for services during the period									0	0	0	1,056	0
Director | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)				40,000
RSUs granted (in dollars per share) | $ / shares				$ 8.52